September 16, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Global Emerging Markets Fund, Inc.

(File Nos. 33-28248, 811-5723)

Ladies and Gentlemen:

On behalf of BlackRock Global Emerging Markets Fund, Inc. (the “Fund”), attached for filing is an exhibit containing interactive data format risk summary information that mirrors the risk summary information in the supplement dated August 25, 2011 to the Prospectus of the Fund, dated February 28, 2011, as amended May 16, 2011, as filed on August 25, 2011 pursuant to
Rule 497(e) under the Securities Act of 1933, as amended (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL format for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris

Ellen W. Harris

Enclosures

cc:	Ben Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin Partnerships